Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Principal Accounting Policies
Short-term loans	¥ 1,207,773	¥ 1,220,957		$ 172,709
Notes payable	335,171	461,179		47,929
Amount of cash and cash equivalents, restricted cash and short-term investments denominated in currency subject to risk	¥ 2,149,288	2,064,158
Foreign currency exchange rate weighted average translation rate	6.9931
Short-term Investments	¥ 1,747,032	1,271,618		$ 249,822
Impairment of long-lived assets	0	0	¥ 0
Advertising expense	2,248,670	1,684,828	1,249,110
Income from government subsidies	¥ 60,665	¥ 63,463	¥ 92,895
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Amortization of Intangible Assets	¥ 70,839	¥ 84,569	¥ 83,799
Number of operating segments | segment	2
Exclusive Technology Service Agreement | Shanghai Zunyi
Summary of Significant Principal Accounting Policies
Agreement term (in years)	20 years
Shanghai Zunyi Business Consulting Ltd. | Founder
Summary of Significant Principal Accounting Policies
Equity ownership percentage	80.00%
Mr. Vincent Wenbin Qiu | Founder
Summary of Significant Principal Accounting Policies
Equity ownership percentage	20.00%
Shanghai Baozun E-commerce Limited
Summary of Significant Principal Accounting Policies
Initial term	20 years
VIE
Summary of Significant Principal Accounting Policies
Contribution percentage in consolidated net revenues	4.39%	5.62%	6.22%
Contribution percentage in consolidated total assets	1.79%	1.80%		1.79%
Contribution percentage in consolidated total liabilities	3.50%	4.92%		3.50%
Short-term loans	¥ 77,000	¥ 99,694
Notes payable	35,077	82,817
Asset Pledged as Collateral [Member] | Bank borrowings
Summary of Significant Principal Accounting Policies
Short-term Investments	¥ 245,000
Land use right
Summary of Significant Principal Accounting Policies
Intangible asset, useful life	44 years			44 years
Amortization of Intangible Assets	¥ 1,026	¥ 1,026	¥ 1,026
Remaining useful life	36 years			36 years